UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 98.6%
Brazil — 17.0%
319,300	Banco do Estado do Rio Grande do Sul SA Preference B Shares (Banks)	$3,676,921
632,800	BM&FBovespa SA (Diversified Financials)	3,980,352
59,600	BR Properties SA (Real Estate)	649,828
18,200	Companhia de Saneamento de Minas Gerais (Utilities)	403,021
285,800	Cosan SA Industria e Comercio (Food, Beverage & Tobacco)	4,624,294
154,850	Embraer SA ADR (Capital Goods)	4,245,987
277,900	Gerdau SA ADR (Materials)	2,640,050
30,300	Itau Unibanco Holding SA ADR (Banks)	604,788
135,400	Petroleo Brasileiro SA ADR (Energy)	4,136,470
674,300	Petroleo Brasileiro SA Preference Shares (Energy)	9,482,344
162,400	Telefonica Brasil SA ADR (Telecommunication Services)	4,521,216
144,000	Vale SA ADR (Materials)	3,643,200
262,800	Vale SA Preference A Shares (Materials)	6,421,092

		49,029,563

Chile — 1.4%
290,270	Cencosud SA (Food & Staples Retailing)	1,650,571
67,126	Enersis SA ADR (Utilities)	1,229,077
2,572	ENTEL Chile SA (Telecommunication Services)	46,807
1,141,796	Ripley Corp. SA (Retailing)	1,199,606

		4,126,061

China — 15.1%
5,126,000	Agricultural Bank of China Ltd. Class H (Banks)	2,524,739
500	Baidu, Inc. ADR (Software & Services)*	63,760
15,489,000	Bank of China Ltd. Class H (Banks)	6,639,429
1,203,000	Bank of Communications Co. Ltd. Class H (Banks)	961,734
7,423,000	China Citic Bank Corp. Ltd. Class H (Banks)	4,725,692
2,819,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	2,619,875
7,889,000	China Construction Bank Corp. Class H (Banks)	6,296,707
410,500	China Merchants Bank Co. Ltd. Class H (Banks)	902,936
794,000	China Minsheng Banking Corp. Ltd. Class H (Banks)	732,837
4,988,000	China Petroleum & Chemical Corp. Class H (Energy)	6,018,540
176,000	China Shenhua Energy Co. Ltd. Class H (Energy)	772,953

Shares	Description	Value
Common Stocks — (continued)
China — (continued)
620,000	China Southern Airlines Co. Ltd. Class H (Transportation)*	$318,982
1,571,000	Country Garden Holdings Co. Ltd. (Real Estate)	674,283
200,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	373,722
2,466,000	Evergrande Real Estate Group Ltd. (Real Estate)	1,165,281
773,000	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	1,325,353
928,000	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate)	907,658
566,000	Harbin Electric Co. Ltd. Class H (Capital Goods)	546,784
322,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	257,575
3,022,000	PetroChina Co. Ltd. Class H (Energy)	4,401,225
476,000	PICC Property & Casualty Co. Ltd. Class H (Insurance)	625,144
1,038,500	Soho China Ltd. (Real Estate)	681,147

		43,536,356

Czech Republic — 0.2%
35,000	Telefonica Czech Republic AS (Telecommunication Services)	697,930

Egypt — 0.3%
304,160	Telecom Egypt Co. (Telecommunication Services)	755,796

Hong Kong — 2.8%
300,000	China Everbright Ltd. (Diversified Financials)	489,883
64,500	China Mobile Ltd. (Telecommunication Services)	659,177
1,670,000	China Overseas Land & Investment Ltd. (Real Estate)	3,098,412
1,632,000	Citic Pacific Ltd. (Capital Goods)	3,121,725
1,130,000	GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment)(a)	387,769
264,000	Guangdong Investment Ltd. (Utilities)	152,800
477,000	KWG Property Holding Ltd. (Real Estate)	197,835

		8,107,601

India — 9.7%
174,968	Amtek Auto Ltd. (Automobiles & Components)	383,628
86,151	Bajaj Holdings and Investment Ltd. (Diversified Financials)	1,167,839
50,546	Bank of India (Banks)	351,673
11,206	Hero Motocorp Ltd. (Automobiles & Components)	421,648

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
India — (continued)
725,469	Hexaware Technologies Ltd. (Software & Services)	$1,239,988
284,267	Indiabulls Financial Services Ltd. (Diversified Financials)	1,040,385
1,708,050	Indiabulls Infrastructure and Power Ltd. (Utilities)*	267,719
788,055	Indian Bank (Banks)	3,511,108
10,380	Infosys Ltd. ADR (Software & Services)	570,796
113,953	Jubilant Life Sciences Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	398,386
89,848	Karnataka Bank Ltd. (Banks)	157,052
55,796	McLeod Russel India Ltd. (Food, Beverage & Tobacco)	211,766
863,451	Oil & Natural Gas Corp. Ltd. (Energy)	4,814,478
8,299	Oil India Ltd. (Energy)	203,150
218,997	Reliance Industries Ltd. (Energy)	3,610,590
255,552	Reliance Infrastructure Ltd. (Utilities)	2,761,872
672,233	Satyam Computer Services Ltd. (Software & Services)*	995,651
2,050,490	Sterlite Industries India Ltd. (Materials)	4,750,320
16,037	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	177,615
28,531	Tech Mahindra Ltd. (Software & Services)	375,433
55,880	Wockhardt Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	427,090

		27,838,187

Indonesia — 2.1%
2,865,500	PT Bank Negara Indonesia (Persero) Tbk (Banks)	1,150,396
1,642,500	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	1,247,640
479,500	PT Charoen Pokphand Indonesia Tbk (Food, Beverage & Tobacco)	133,021
74,500	PT Indo Tambangraya Megah (Energy)	303,459
382,000	PT Indofood CBP Sukses Makmur Tbk (Food, Beverage & Tobacco)	216,263
3,921,500	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	2,091,647
846,000	PT Kalbe Farma Tbk (Pharmaceuticals, Biotechnology & Life Sciences)	331,242

Shares	Description	Value
Common Stocks — (continued)
Indonesia — (continued)
2,183,500	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Food, Beverage & Tobacco)	$587,762

		6,061,430

Malaysia — 6.0%
944,400	AMMB Holdings Berhad (Diversified Financials)	1,816,084
2,468,400	DRB-Hicom Berhad (Automobiles & Components)	2,291,739
526,100	Genting Berhad (Consumer Services)	1,920,605
2,769,800	Genting Malaysia Berhad (Consumer Services)	3,672,986
33,900	Hong Leong Financial Group Berhad (Banks)	132,196
1,405,800	Kulim Malaysia Berhad (Food, Beverage & Tobacco)	2,032,487
145,600	Malayan Banking Berhad (Banks)	392,686
19,600	PPB Group Berhad (Food, Beverage & Tobacco)	109,039
296,500	RHB Capital Berhad (Banks)	693,613
2,365,900	Telekom Malaysia Berhad (Telecommunication Services)	3,733,007
229,700	UMW Holdings Berhad (Automobiles & Components)	521,377

		17,315,819

Mexico — 7.5%
18,600	Alfa SAB de CV Class A (Capital Goods)	244,150
160,575	America Movil SAB de CV Series L ADR (Telecommunication Services)	3,726,946
41,210	Coca-Cola Femsa SAB de CV ADR (Food, Beverage & Tobacco)	4,038,580
57,530	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	4,057,016
135,600	Gruma SAB de CV Series B (Food, Beverage & Tobacco)*	301,701
45,580	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation)	1,707,883
64,500	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)	4,248,615
194,300	Grupo Carso SAB de CV Series A-1 (Capital Goods)	588,828
2,545	Grupo Elektra SA de CV (Retailing)	222,593
126,400	Grupo Modelo SAB de CV Series C (Food, Beverage & Tobacco)	783,375
535,100	Inmuebles Carso SAB de CV Series B-1 (Diversified Financials)*	431,065

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Mexico — (continued)
253,900	Minera Frisco SAB de CV Series A-1 (Materials)*	$1,154,560

		21,505,312

Philippines — 0.9%
911,100	Alliance Global Group, Inc. (Capital Goods)	233,380
498,400	BDO Unibank, Inc. (Banks)	695,396
433,380	Metropolitan Bank & Trust Co. (Banks)	765,717
607,700	Universal Robina Corp. (Food, Beverage & Tobacco)	760,174

		2,454,667

Poland — 1.8%
86,530	KGHM Polska Miedz SA (Materials)	3,759,360
175,148	Netia SA (Telecommunication Services)*	308,804
212,697	Telekomunikacja Polska SA (Telecommunication Services)	1,140,343

		5,208,507

Russia — 6.1%
43,156,700	Federal Hydrogenerating Co. (Utilities)	1,634,109
768,539	OAO Gazprom ADR (Energy)	9,337,776
22,884	OAO Lukoil ADR (Energy)	1,344,201
510,570	OJSC Surgutneftegas ADR (Energy)	4,788,345
772,884	OJSC Surgutneftegas Preference Shares (Energy)	476,829
11,500	Sberbank of Russia Preference Shares (Banks)	24,975

		17,606,235

South Africa — 4.3%
549,608	AVI Ltd. (Food, Beverage & Tobacco)	2,914,660
33,965	DataTec Ltd. (Technology Hardware & Equipment)	185,231
321,446	FirstRand Ltd. (Diversified Financials)	925,406
181,280	Gold Fields Ltd. ADR (Materials)	2,978,430
152,564	Imperial Holdings Ltd. (Retailing)	2,703,215
62,955	JD Group Ltd. (Retailing)	397,459
1,280	JSE Ltd. (Diversified Financials)	12,525
30,489	Lewis Group Ltd. (Retailing)	289,551
82,006	Liberty Holdings Ltd. (Insurance)	892,379
140,795	MMI Holdings Ltd. (Insurance)	326,735
46,015	Resilient Property Income Fund Ltd. (Real Estate)	222,181
91,207	Telkom SA Ltd. (Telecommunication Services)	343,735

Shares	Description	Value
Common Stocks — (continued)
South Africa — (continued)
19,143	Tongaat Hulett Ltd. (Food, Beverage & Tobacco)	$253,013

		12,444,520

South Korea — 11.9%
1,098	AmorePacific Group (Household & Personal Products)	251,676
34,489	Daelim Industrial Co. Ltd. (Capital Goods)	3,313,633
23,650	Daesang Corp. (Food, Beverage & Tobacco)*	309,964
2,573	E-Mart Co. Ltd. (Food & Staples Retailing)	619,814
32,056	Hyundai Motor Co. (Automobiles & Components)	6,296,988
4,144	Hyundai Motor Co. Preference Shares (Automobiles & Components)	243,540
14,630	KT Corp. (Telecommunication Services)	434,629
6,205	KT&G Corp. (Food, Beverage & Tobacco)	434,160
37,890	LG Display Co. Ltd. (Technology Hardware & Equipment)*	986,193
172,590	LG Uplus Corp. (Telecommunication Services)	969,677
625	Namyang Dairy Products Co. Ltd. (Food, Beverage & Tobacco)*	477,923
11,311	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	11,137,760
1,295	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	760,265
10,913	Samyang Corp. (Food, Beverage & Tobacco)*	500,307
20,798	Samyang Holdings Corp. (Food, Beverage & Tobacco)*	1,649,382
2,715	Sindoh Co. Ltd. (Technology Hardware & Equipment)*	128,043
36,134	SK Holdings Co. Ltd. (Capital Goods)	4,503,803
125,660	SK Networks Co. Ltd. (Capital Goods)	1,228,800

		34,246,557

Taiwan — 8.5%
575,880	Asustek Computer, Inc. (Technology Hardware & Equipment)	4,552,202
2,214,000	China Manmade Fibers Corp. (Materials)*	752,219
1,417,000	China Motor Corp. (Automobiles & Components)	1,514,874
2,666,900	China Petrochemical Development Corp. (Materials)	2,974,746

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
563,000	Compal Electronics, Inc. (Technology Hardware & Equipment)	$630,986
3,852,952	Fubon Financial Holding Co. Ltd. (Diversified Financials)	4,291,908
201,167	Lien Hwa Industrial Corp. (Food, Beverage & Tobacco)	127,939
2,480,000	Systex Corp. (Software & Services)	2,685,124
196,800	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	2,770,944
7,459,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	3,934,266
176,000	Wafer Works Corp. (Semiconductors & Semiconductor Equipment)	127,727

		24,362,935

Thailand — 3.0%
359,300	Airports of Thailand PCL (Transportation)	611,331
984,300	Bangkok Bank PCL (Banks)	5,287,786
109,300	Bangkok Dusit Medical Services PCL Class F (Health Care Equipment & Services)*	270,790
935,600	PTT Global Chemical PCL (Materials)*	2,011,880
13,600	Siam Makro PCL (Food & Staples Retailing)	112,299
517,100	TPI Polene PCL (Materials)	273,690

		8,567,776

Turkey — 0.0%
47,049	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	141,397

TOTAL COMMON STOCKS		$284,006,649

Exchange Traded Fund — 0.8%
Other — 0.8%
55,668	Vanguard MSCI Emerging Markets	$2,355,870

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$286,362,519

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) — 0.1%
Goldman Sachs Financial Square Money Market Fund — FST Shares
226,000	0.208%	$226,000

TOTAL INVESTMENTS — 99.5%		$286,588,519

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		1,525,129

NET ASSETS — 100.0%		$288,113,648

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Represents an affiliated issuer.

(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2012.

Investment Abbreviation:
ADR —	American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$253,277,992

Gross unrealized gain	45,695,680
Gross unrealized loss	(12,385,153)

Net unrealized security gain	$33,310,527

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 98.1%
Australia — 3.7%
289,422	Adelaide Brighton Ltd. (Materials)	$911,625
80,712	Australian Infrastructure Fund (Transportation)	172,067
75,172	Bank of Queensland Ltd. (Banks)(a)	604,396
49,300	Bendigo and Adelaide Bank Ltd. (Banks)	433,669
241,121	BHP Billiton Ltd. (Materials)	9,550,403
143,120	Boral Ltd. (Materials)	613,579
8,493	Brickworks Ltd. (Materials)	96,641
101,068	Cabcharge Australia Ltd. (Commercial & Professional Services)	485,305
66,463	Commonwealth Bank of Australia (Banks)	3,571,101
95,506	Crown Ltd. (Consumer Services)	820,283
13,386	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	441,660
391,965	CSR Ltd. (Capital Goods)	852,615
436,019	Dexus Property Group (REIT)	412,016
307,556	Envestra Ltd. (Utilities)	246,318
150,698	Fairfax Media Ltd. (Media)	118,374
9,911	Forge Group Ltd. (Capital Goods)	57,291
42,613	IOOF Holdings Ltd. (Diversified Financials)	253,132
38,260	Macquarie Group Ltd. (Diversified Financials)	1,035,035
221,264	Metcash Ltd. (Food & Staples Retailing)	948,557
76,531	National Australia Bank Ltd. (Banks)	1,937,102
137,932	New Hope Corp. Ltd. (Energy)	823,437
189,780	Origin Energy Ltd. (Energy)	2,768,962
51,284	OZ Minerals Ltd. (Materials)	593,649
31,473	Platinum Asset Management Ltd. (Diversified Financials)	113,499
57,446	QBE Insurance Group Ltd. (Insurance)	699,329
14,097	Rio Tinto Ltd. (Materials)	1,034,294
442,633	Stockland (REIT)	1,578,776
41,477	Toll Holdings Ltd. (Transportation)	220,005
218,952	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	807,861
3,677	Wesfarmers Ltd. (Food & Staples Retailing)	118,210
362,814	Westfield Retail Trust (REIT)	972,396
389,032	Westpac Banking Corp. (Banks)	8,721,023
12,724	Woolworths Ltd. (Food & Staples Retailing)	334,708

		42,347,318

Austria — 0.9%
68,512	Oesterreichische Post AG (Transportation)	2,236,511

Shares	Description	Value
Common Stocks — (continued)
Austria — (continued)
156,987	OMV AG (Energy)	$5,151,493
5,713	Raiffeisen Bank International AG (Banks)	194,987
11,625	Vienna Insurance Group AG Wiener Versicherung Gruppe (Insurance)	501,952
68,736	Voestalpine AG (Materials)	2,259,242

		10,344,185

Bermuda — 0.0%
32,985	Lancashire Holdings Ltd. (Insurance)	358,095

China — 0.3%
2,223,000	Evergrande Real Estate Group Ltd. (Real Estate)	1,050,454
192,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	132,011
5,092,000	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment)*	268,364
2,086,000	Soho China Ltd. (Real Estate)	1,368,197

		2,819,026

Finland — 0.1%
253,361	Nokia OYJ (Technology Hardware & Equipment)	1,272,511

France — 10.5%
222,115	Alcatel-Lucent (Technology Hardware & Equipment)*(a)	392,137
544,599	AXA SA (Insurance)	8,292,421
361,772	BNP Paribas SA (Banks)	15,387,734
86,735	Bouygues SA (Capital Goods)	2,708,875
26,638	Carrefour SA (Food & Staples Retailing)	609,868
65,769	Christian Dior SA (Consumer Durables & Apparel)	9,321,747
6,809	Ciments Francais SA (Materials)	503,094
58,898	Compagnie de Saint-Gobain (Capital Goods)	2,630,448
131,997	Credit Agricole SA (Banks)	815,698
5,635	Fonciere Des Regions (REIT)	372,792
684,869	France Telecom SA (Telecommunication Services)	10,295,715
70,307	Lagardere SCA (Media)	2,003,342
83,645	Legrand SA (Capital Goods)	2,888,110
184,178	M6 Metropole Television SA (Media)	3,086,026
8,834	Peugeot SA (Automobiles & Components)	163,463
93,795	Renault SA (Automobiles & Components)	4,012,437
6,607	Safran SA (Capital Goods)	206,109
35,278	Societe BIC SA (Commercial & Professional Services)	3,144,871

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
202,077	Societe Generale SA (Banks)	$5,402,133
470,807	Total SA (Energy)	24,953,601
17,256	Unibail-Rodamco SE (REIT)	3,320,486
897,550	Vivendi SA (Telecommunication Services)	18,830,101

		119,341,208

Germany — 11.6%
17,734	Aurubis AG (Materials)	1,000,735
140,074	BASF SE (Materials)	10,805,219
182,640	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	12,829,884
169,180	Celesio AG (Health Care Equipment & Services)	3,266,821
3,636	Daimler AG (Registered) (Automobiles & Components)	201,808
192,589	Deutsche Bank AG (Registered) (Diversified Financials)	8,205,923
102,067	Deutsche Lufthansa AG (Registered) (Transportation)	1,417,241
1,053,803	Deutsche Post AG (Registered) (Transportation)	17,572,522
144,806	Deutsche Telekom AG (Registered) (Telecommunication Services)	1,631,440
40,287	Douglas Holding AG (Retailing)(a)	1,706,145
3,980	Draegerwerk AG & Co. KGaA Preference Shares (Health Care Equipment & Services)	354,677
1,079,964	E.ON AG (Utilities)	23,172,746
60,947	Freenet AG (Telecommunication Services)(a)	819,989
61,897	Hannover Rueckversicherung AG (Registered) (Insurance)	3,297,511
21,027	Henkel AG & Co. KGaA (Household & Personal Products)	1,094,555
283,077	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)	17,490,365
45,477	MAN SE (Capital Goods)	4,797,617
63,720	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	6,658,049
7,466	Metro AG (Food & Staples Retailing)	288,174
15,647	ProSiebenSat.1 Media AG Preference Shares (Media)	368,519
42,726	Stada Arzneimittel AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,269,905

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
26,249	Suedzucker AG (Food, Beverage & Tobacco)	$776,994
13,489	Symrise AG (Materials)	384,673
434,473	TUI AG (Consumer Services)*(a)	3,173,791
29,298	Volkswagen AG (Automobiles & Components)	4,752,061
25,658	Volkswagen AG Preference Shares (Automobiles & Components)	4,560,501
7,116	Wacker Chemie AG (Materials)	654,108
3,829	Wincor Nixdorf AG (Technology Hardware & Equipment)	179,136

		132,731,109

Hong Kong — 2.8%
760,600	AIA Group Ltd. (Insurance)	2,536,391
904,500	BOC Hong Kong Holdings Ltd. (Banks)	2,385,074
19,000	Cheung Kong Holdings Ltd. (Real Estate)	255,536
516,000	CLP Holdings Ltd. (Utilities)	4,222,115
570,000	First Pacific Co. Ltd. (Diversified Financials)	651,659
6,000	Guoco Group Ltd. (Diversified Financials)	62,272
156,800	Hang Seng Bank Ltd. (Banks)	2,021,094
86,600	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	1,500,759
2,458,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	1,003,759
338,000	Hutchison Whampoa Ltd. (Capital Goods)	3,208,344
59,200	MGM China Holdings Ltd. (Consumer Services)*	87,218
169,500	Power Assets Holdings Ltd. (Utilities)	1,222,956
210,000	SJM Holdings Ltd. (Consumer Services)	374,629
59,000	Sun Hung Kai Properties Ltd. (Real Estate)	816,306
295,500	Swire Pacific Ltd. Class A (Real Estate)	3,284,081
27,500	Swire Pacific Ltd. Class B (Real Estate)	58,303
210,700	Swire Properties Ltd. (Real Estate)*	530,873
26,000	Television Broadcasts Ltd. (Media)	151,311
317,858	The Link REIT (REIT)	1,157,117
1,198,000	Wheelock & Co. Ltd. (Real Estate)	3,822,481
993,600	Wynn Macau Ltd. (Consumer Services)	2,537,737

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
124,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	$379,297

		32,269,312

Ireland — 0.3%
16,278	CRH PLC (Materials)	323,803
221,826	James Hardie Industries SE CDI (Materials)	1,669,125
45,902	Kerry Group PLC Class A (Food, Beverage & Tobacco)	1,686,282

		3,679,210

Israel — 0.6%
196,405	Bank Hapoalim BM (Banks)	682,113
80,922	Bank Leumi Le-Israel BM (Banks)	262,893
251,021	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	433,618
4,882	Elbit Systems Ltd. (Capital Goods)	203,032
47,174	Israel Chemicals Ltd. (Materials)	492,370
29,698	Israel Discount Bank Ltd. Class A (Banks)*	42,599
35,879	Mizrahi Tefahot Bank Ltd. (Banks)	312,914
2,579	NICE Systems Ltd. ADR (Software & Services)*	92,741
103,420	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	4,667,345

		7,189,625

Italy — 4.5%
121,891	Autogrill SpA (Consumer Services)	1,337,726
481,645	Banca Monte dei Paschi di Siena SpA (Banks)	183,347
189,579	Banco Popolare Societa Cooperativa (Banks)	286,886
4,643,852	Enel SpA (Utilities)	19,020,253
715,722	ENI SpA (Energy)	15,858,155
12,909	Exor SpA (Diversified Financials)	298,362
1,838,263	Fiat SpA (Automobiles & Components)(a)	11,063,540
90,109	Finmeccanica SpA (Capital Goods)	406,666
65,367	Mediobanca SpA (Diversified Financials)	384,951
310,113	Parmalat SpA (Food, Beverage & Tobacco)	588,459
1,933,344	Telecom Italia SpA RSP (Telecommunication Services)	1,627,217
61,782	UniCredit SpA (Banks)	308,152

		51,363,714

Shares	Description	Value
Common Stocks — (continued)
Japan — 23.3%
144	Accordia Golf Co. Ltd. (Consumer Services)	$111,501
42,000	ADEKA Corp. (Materials)	418,450
100,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	1,210,327
18,400	Alpen Co. Ltd. (Retailing)	356,145
61,600	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	478,575
1,036,000	Amada Co. Ltd. (Capital Goods)	7,181,275
10,300	Aoyama Trading Co. Ltd. (Retailing)	184,949
9,800	Arc Land Sakamoto Co. Ltd. (Retailing)	179,408
23,600	Arnest One Corp. (Consumer Durables & Apparel)	260,002
325,000	Asahi Glass Co. Ltd. (Capital Goods)	2,651,069
1,103,000	Asahi Kasei Corp. (Materials)	7,000,966
259,500	Brother Industries Ltd. (Technology Hardware & Equipment)	3,500,510
21,200	Calbee, Inc. (Food, Beverage & Tobacco)	1,035,471
772	Central Japan Railway Co. (Transportation)	6,645,719
75,000	Century Tokyo Leasing Corp. (Diversified Financials)	1,534,537
34,000	Coca-Cola Central Japan Co. Ltd. (Food, Beverage & Tobacco)	454,454
6,000	Corona Corp. (Consumer Durables & Apparel)	100,148
75,000	Daikyo, Inc. (Real Estate)*	167,835
29,800	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	344,443
145,300	Daito Trust Construction Co. Ltd. (Real Estate)	13,719,287
48,000	Daiwa Securities Group, Inc. (Diversified Financials)	172,952
92,600	DCM Holdings Co. Ltd. (Retailing)	729,595
216,000	Denki Kagaku Kogyo KK (Materials)	854,436
79,000	Ebara Corp. (Capital Goods)	308,221
203,000	Fuji Heavy Industries Ltd. (Automobiles & Components)	1,383,063
2,106	Fuji Media Holdings, Inc. (Media)	3,263,054
316,100	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	7,510,718
58,000	Fujikura Ltd. (Capital Goods)	180,131
435	Geo Holdings Corp. (Retailing)	473,591
63,000	GSI Creos Corp. (Retailing)*	91,976

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
1,007,000	Hitachi Ltd. (Technology Hardware & Equipment)	$5,601,778
7,800	Hitachi Transport System Ltd. (Transportation)	132,909
21,500	Hokuetsu Kishu Paper Co. Ltd. (Materials)	147,946
337,400	Honda Motor Co. Ltd. (Automobiles & Components)	11,644,216
4,600	Hoshizaki Electric Co. Ltd. (Capital Goods)	106,196
6,000	IBJ Leasing Co. Ltd. (Diversified Financials)	150,741
16,400	Idemitsu Kosan Co. Ltd. (Energy)	1,777,999
251,000	Ishihara Sangyo Kaisha Ltd. (Materials)*	304,089
160,600	IT Holdings Corp. (Software & Services)	1,980,372
31,000	Izumi Co. Ltd. (Retailing)	549,069
193	Japan Real Estate Investment Corp. (REIT)	1,690,626
24,600	JTEKT Corp. (Capital Goods)	263,866
37,100	JVC Kenwood Corp. (Consumer Durables & Apparel)*	153,170
849,500	JX Holdings, Inc. (Energy)	5,151,473
187,000	Kaneka Corp. (Materials)	1,048,033
111,900	Kao Corp. (Household & Personal Products)	2,949,659
435,000	Kawasaki Heavy Industries Ltd. (Capital Goods)	1,282,590
203,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	385,129
394	KDDI Corp. (Telecommunication Services)	2,502,072
759,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	9,339,271
11,800	Kohnan Shoji Co. Ltd. (Retailing)	183,722
28,300	Kojima Co. Ltd. (Retailing)	191,131
240,000	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	1,750,470
62,000	Kyodo Shiryo Co. Ltd. (Food, Beverage & Tobacco)	79,055
36,000	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	626,779
17,200	Mandom Corp. (Household & Personal Products)	449,352
119,000	Mazda Motor Corp. (Automobiles & Components)*	197,368
7,300	Ministop Co. Ltd. (Food & Staples Retailing)	135,841
81,600	Mitsubishi Corp. (Capital Goods)	1,866,054
175,000	Mitsubishi Electric Corp. (Capital Goods)	1,575,608

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
26,610	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	$1,116,235
321,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	566,224
936,980	Mizuho Financial Group, Inc. (Banks)	1,418,956
16,000	Mochida Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	181,584
33,000	Nachi-Fujikoshi Corp. (Capital Goods)	164,437
53,700	Namco Bandai Holdings, Inc. (Consumer Durables & Apparel)	765,715
268	NET One Systems Co. Ltd. (Software & Services)	683,396
34,200	Nichiha Corp. (Capital Goods)	383,665
1,992,000	Nippon Express Co. Ltd. (Transportation)	7,994,356
9,000	Nippon Shinyaku Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	106,057
122,000	Nippon Soda Co. Ltd. (Materials)	603,243
52,500	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	2,633,676
5,800	Nippon Television Network Corp. (Media)	898,801
99,400	Nissan Chemical Industries Ltd. (Materials)	995,014
2,613,300	Nissan Motor Co. Ltd. (Automobiles & Components)	24,756,583
39,000	Nissan Tokyo Sales Holdings Co. Ltd. (Retailing)*	112,976
195,500	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	2,370,410
890,000	Nisshin Steel Co. Ltd. (Materials)	1,381,876
55,000	NSK Ltd. (Capital Goods)	409,753
1,673	NTT DoCoMo, Inc. (Telecommunication Services)	2,974,998
1,976,000	Osaka Gas Co. Ltd. (Utilities)	7,944,697
9,600	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	272,212
11,850	Paltac Corp. (Retailing)	154,877
24,700	Pola Orbis Holdings, Inc. (Household & Personal Products)	667,303
336,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	2,839,659

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
52,000	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	$2,577,228
6,000	Saint Marc Holdings Co. Ltd. (Consumer Services)	235,110
3,700	Sankyo Co. Ltd. (Consumer Durables & Apparel)	181,196
71,000	Sankyu, Inc. (Transportation)	273,947
310,400	Sapporo Hokuyo Holdings, Inc. (Banks)	1,120,161
42,000	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	913,375
7,700	Seiko Epson Corp. (Technology Hardware & Equipment)	98,281
18,000	Seino Holdings Corp. (Transportation)	137,897
261,000	Seven Bank Ltd. (Banks)	549,456
44,500	Shimachu Co. Ltd. (Retailing)	1,060,205
409,000	Shinsei Bank Ltd. (Banks)	462,378
21,200	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	283,332
21,800	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	475,844
2,561	SKY Perfect JSAT Holdings, Inc. (Media)	1,325,423
89,000	Softbank Corp. (Telecommunication Services)	2,487,179
173,500	Sojitz Corp. (Capital Goods)	299,638
814,000	Sumitomo Corp. (Capital Goods)	11,732,647
708,400	Sumitomo Electric Industries Ltd. (Capital Goods)	8,558,512
267,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	1,713,878
117,000	Sumitomo Metal Mining Co. Ltd. (Materials)	1,689,617
215,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	6,875,762
140,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	439,194
20,000	Sumitomo Precision Products Co. Ltd. (Capital Goods)	130,281
168,400	T&D Holdings, Inc. (Insurance)	1,717,263
168,600	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	7,329,844
1,632,000	The Bank of Yokohama Ltd. (Banks)	7,579,178
340	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	356,945
29,000	The Daishi Bank Ltd. (Banks)	97,458
78,000	The Eighteenth Bank Ltd. (Banks)	229,623

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
130,000	The Fukushima Bank Ltd. (Banks)*	$87,496
72,000	The Gunma Bank Ltd. (Banks)	393,106
24,000	The Hokkoku Bank Ltd. (Banks)	95,707
130,600	The Kansai Electric Power Co., Inc. (Utilities)	2,106,801
8,900	The Musashino Bank Ltd. (Banks)	300,189
275,000	The Nishi-Nippon City Bank Ltd. (Banks)	807,535
19,000	The Sumitomo Warehouse Co. Ltd. (Transportation)	93,386
174,000	The Yokohama Rubber Co. Ltd. (Automobiles & Components)	1,045,554
62,000	Toagosei Co. Ltd. (Materials)	260,254
22,000	Toei Co. Ltd. (Media)	105,019
299,100	Tokio Marine Holdings, Inc. (Insurance)	7,508,658
690,000	Tokyu Land Corp. (Real Estate)	2,874,706
1,289,000	Tosoh Corp. (Materials)	3,643,867
136	TV Asahi Corp. (Media)	238,737
7,200	United Arrows Ltd. (Retailing)	148,844
125,400	West Japan Railway Co. (Transportation)	5,328,487
8,600	Xebio Co. Ltd. (Retailing)	212,269
8,140	Yamada Denki Co. Ltd. (Retailing)	520,801
10,600	Yamatake Corp. (Technology Hardware & Equipment)	233,516
100,000	Yamatane Corp. (Retailing)	159,285
25,300	Yamato Holdings Co. Ltd. (Transportation)	419,391
5,720	Yamaya Corp. (Food & Staples Retailing)	88,120

		266,718,675

Luxembourg — 0.2%
105,516	ArcelorMittal (Materials)	2,167,632

Netherlands — 1.3%
137,985	Koninklijke DSM NV (Materials)	7,092,421
156,977	Royal Dutch Shell PLC Class A (Energy)	5,579,493
43,191	Royal Dutch Shell PLC Class B (Energy)	1,578,506

		14,250,420

New Zealand — 0.0%
204,858	Telecom Corp. of New Zealand Ltd. (Telecommunication Services)	357,231

Norway — 1.6%
154,327	Cermaq ASA (Food, Beverage & Tobacco)*	2,128,701
758,084	Kvaerner ASA (Energy)*	1,684,447

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Norway — (continued)
2,097,567	Marine Harvest ASA (Food, Beverage & Tobacco)	$1,140,164
462,656	Statoil ASA (Energy)	11,648,381
1,054,000	STX OSV Holdings Ltd. (Capital Goods)	1,182,302
16,329	Yara International ASA (Materials)	658,525

		18,442,520

Portugal — 0.0%
101,506	Brisa Auto-Estradas de Portugal SA (Transportation)	297,797

Singapore — 2.4%
487,000	CapitaCommercial Trust (REIT)	415,061
329,000	CapitaMall Trust (REIT)	446,362
851,000	ComfortDelGro Corp. Ltd. (Transportation)	1,002,596
613,120	DBS Group Holdings Ltd. (Banks)	6,580,529
377,000	Fraser and Neave Ltd. (Capital Goods)	2,032,294
3,063,000	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	1,783,748
990,000	Hutchison Port Holdings Trust Class U (Transportation)	741,241
118,000	Indofood Agri Resources Ltd. (Food, Beverage & Tobacco)*	135,031
79,523	Jardine Cycle & Carriage Ltd. (Retailing)	3,238,944
457,000	SembCorp Industries Ltd. (Capital Goods)	1,728,357
36,000	Singapore Airlines Ltd. (Transportation)	317,039
1,620,780	Singapore Telecommunications Ltd. (Telecommunication Services)	3,991,844
99,000	United Overseas Bank Ltd. (Banks)	1,358,985
1,030,000	UOL Group Ltd. (Real Estate)	3,759,402

		27,531,433

Spain — 1.2%
1,187,515	Banco Santander SA (Banks)	9,273,185
20,428	Endesa SA (Utilities)	401,896
138,003	Repsol YPF SA (Energy)	3,805,362

		13,480,443

Sweden — 2.0%
20,420	Electrolux AB Class B (Consumer Durables & Apparel)	375,179
37,424	Haldex AB (Capital Goods)	186,755
50,568	Kinnevik Investment AB Class B (Diversified Financials)	1,059,099
390,330	Nordea Bank AB (Banks)	3,276,598
49,333	Saab AB Class B (Capital Goods)	1,057,562

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
40,287	Skandinaviska Enskilda Banken AB Class A (Banks)	$253,909
253,705	Skanska AB Class B (Capital Goods)	4,441,883
347,052	Swedish Match AB (Food, Beverage & Tobacco)	12,100,636

		22,751,621

Switzerland — 4.5%
26,245	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	1,007,086
96,073	Adecco SA (Registered) (Commercial & Professional Services)*	4,574,702
27,341	Clariant AG (Registered) (Materials)*	333,343
156,893	Credit Suisse Group AG (Registered) (Diversified Financials)*	4,082,273
4,627	Geberit AG (Registered) (Capital Goods)*	957,610
18,005	Logitech International SA (Registered) (Technology Hardware & Equipment)*	138,100
33,018	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	1,788,452
30,545	Nestle SA (Registered) (Food, Beverage & Tobacco)	1,752,796
325,745	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	2,234,546
18,175	Pargesa Holding SA (Diversified Financials)	1,276,244
6,630	Rieter Holding AG (Registered) (Capital Goods)*	1,230,053
8,386	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,422,723
1,396,185	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	9,318,088
1,371	Sulzer AG (Registered) (Capital Goods)	172,203
24,487	Swiss Life Holding AG (Registered) (Insurance)*	2,434,547
54,641	Swiss Prime Site AG (Registered) (Real Estate)*	4,149,020
47,895	Swiss Re AG (Insurance)*	2,606,336
10,161	Syngenta AG (Registered) (Materials)*	3,085,634
35,467	Zurich Financial Services AG (Insurance)*	8,535,826

		51,099,582

United Kingdom — 25.6%
55,432	Aggreko PLC (Commercial & Professional Services)	1,833,623

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
140,539	Anglo American PLC (Materials)	$5,832,849
457,716	Ashtead Group PLC (Capital Goods)	1,700,119
764,936	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	36,841,575
1,705,406	Aviva PLC (Insurance)	9,404,936
449,859	BAE Systems PLC (Capital Goods)	2,186,090
1,142,481	Barclays PLC (Banks)	3,830,805
85,707	Berendsen PLC (Commercial & Professional Services)	623,002
463,871	BG Group PLC (Energy)	10,452,215
153,761	BHP Billiton PLC (Materials)	5,168,959
399,703	Bodycote PLC (Capital Goods)	1,924,460
16,159	BP PLC (Energy)	121,557
1,186,694	BP PLC ADR (Energy)(b)	54,481,122
2,485,379	Cable & Wireless Communications PLC (Telecommunication Services)	1,681,356
3,854,979	Cable & Wireless Worldwide PLC (Telecommunication Services)	1,262,214
137,929	Dairy Crest Group PLC (Food, Beverage & Tobacco)	682,381
281,053	Devro PLC (Food, Beverage & Tobacco)	1,179,876
1,359,254	Drax Group PLC (Utilities)	11,396,456
241,314	Eurasian Natural Resources Corp. PLC (Materials)	2,633,139
142,398	Greggs PLC (Food, Beverage & Tobacco)	1,146,202
415,321	Halfords Group PLC (Retailing)	2,089,574
153,089	Heritage Oil PLC (Energy)*	453,187
3,784,243	HSBC Holdings PLC (Banks)	31,617,787
13,444	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	481,461
61,104	Inmarsat PLC (Telecommunication Services)	386,019
4,252,590	J Sainsbury PLC (Food & Staples Retailing)	19,354,644
262,820	John Wood Group PLC (Energy)	2,730,985
154,014	Kingfisher PLC (Retailing)	621,847
347,950	Land Securities Group PLC (REIT)	3,701,197
5,426,108	Lloyds Banking Group PLC (Banks)*	2,623,991
1,282,302	Man Group PLC (Diversified Financials)	2,344,188
719,638	Marston’s PLC (Consumer Services)	1,101,576
173,422	Mondi PLC (Materials)	1,382,868
338,373	Pearson PLC (Media)	6,265,412

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
174,568	Persimmon PLC (Consumer Durables & Apparel)	$1,451,096
200,960	Resolution Ltd. (Insurance)	865,844
217,357	Rexam PLC (Materials)	1,283,510
340,793	Rio Tinto PLC (Materials)	20,529,831
13,450	Rotork PLC (Capital Goods)	403,761
479,792	RSA Insurance Group PLC (Insurance)	801,988
221,236	Tate & Lyle PLC (Food, Beverage & Tobacco)	2,311,079
118,918	Tesco PLC (Food & Staples Retailing)	599,650
208,548	The Sage Group PLC (Software & Services)	964,874
172,272	Unilever PLC (Food, Beverage & Tobacco)	5,567,297
256,413	Vodafone Group PLC (Telecommunication Services)	691,587
594,771	Vodafone Group PLC ADR (Telecommunication Services)(b)	16,112,347
22,779	Whitbread PLC (Consumer Services)	591,057
999,611	William Hill PLC (Consumer Services)	3,543,986
1,667,463	WM Morrison Supermarkets PLC (Food & Staples Retailing)	7,522,722

		292,778,301

United States — 0.7%
47,294	Synthes, Inc. (Health Care Equipment & Services)(c)	8,061,881

TOTAL COMMON STOCKS		$1,121,652,849

Investment Company — 0.1%
Australia — 0.1%
735,376	Hastings Diversified Utilities Fund	$1,625,082

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$1,123,277,931

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 1.6%
Goldman Sachs Financial Square Money Market Fund — FST Shares
18,220,856	0.208%	$18,220,856

TOTAL INVESTMENTS — 99.8%		$1,141,498,787

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,318,466

NET ASSETS — 100.0%		$1,143,817,253

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $8,061,881, which represents approximately 0.7% of net assets as of January 31, 2012.

(d) Represents an affiliated issuer.

(e) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2012.

Investment Abbreviations:
ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
REIT	— Real Estate Investment Trust
RSP	— Risparmio Shares

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2012, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

EURO STOXX 50 Index	260	March 2012	$8,230,251	$12,027
FTSE 100 Index	44	March 2012	3,913,625	(26,953)
Hang Seng Index	3	February 2012	393,737	(3,375)
MSCI Singapore Index	4	February 2012	211,917	(84)
SPI 200 Index	13	March 2012	1,458,123	(1,660)
TSE TOPIX Index	37	March 2012	3,672,330	(38,841)

TOTAL				$(58,886)

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,183,701,399

Gross unrealized gain	73,259,186
Gross unrealized loss	(115,461,798)

Net unrealized security loss	$(42,202,612)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 97.8%
Australia — 9.3%
322,368	Adelaide Brighton Ltd. (Materials)	$1,015,399
31,235	Ansell Ltd. (Health Care Equipment & Services)	493,359
151,743	Aquarius Platinum Ltd. (Materials)	426,992
531,878	Ardent Leisure Group (REIT)	595,875
18,931	Aston Resources Ltd. (Materials)*	192,415
21,829	Astro Japan Property Group (REIT)	47,547
130,018	Atlas Iron Ltd. (Materials)	427,241
38,104	Aurora Oil & Gas Ltd. (Energy)*	118,778
88,195	Austar United Communications Ltd. (Media)*	111,219
102,124	Australand Property Group (REIT)	281,812
518,084	Australian Infrastructure Fund (Transportation)	1,104,483
138,281	Bank of Queensland Ltd. (Banks)(a)	1,111,803
275,778	Bathurst Resources Ltd. (Materials)*	192,815
869,857	Beach Energy Ltd. (Energy)	1,364,304
91,074	Billabong International Ltd. (Consumer Durables & Apparel)(a)	181,223
319,243	BlueScope Steel Ltd. (Materials)	137,092
100,373	Boart Longyear Ltd. (Capital Goods)	374,575
27,325	BT Investment Management Ltd. (Diversified Financials)	53,923
190,733	Cabcharge Australia Ltd. (Commercial & Professional Services)	915,855
256,440	Charter Hall Group (REIT)	581,882
100,106	Charter Hall Retail REIT (REIT)	345,862
133,987	Coalspur Mines Ltd. (Energy)*	255,069
335,882	Consolidated Media Holdings Ltd. (Media)	954,141
423,647	CSR Ltd. (Capital Goods)	921,531
31,078	Downer EDI Ltd. (Commercial & Professional Services)*	119,108
702,945	Emeco Holdings Ltd. (Capital Goods)	764,189
542,865	Envestra Ltd. (Utilities)	434,775
6,264	Fleetwood Corp. Ltd. (Automobiles & Components)	81,059
312,508	FlexiGroup Ltd. (Diversified Financials)	666,298
13,407	Forge Group Ltd. (Capital Goods)	77,500
17,466	Independence Group NL (Materials)	73,096
74,281	Intrepid Mines Ltd. (Materials)*	100,281
1,747,030	Investa Office Fund (REIT)	1,177,424
63,348	IOOF Holdings Ltd. (Diversified Financials)	376,303

Shares	Description	Value
Common Stocks — (continued)
Australia — (continued)
16,236	Iress Market Technology Ltd. (Software & Services)	$119,718
175,931	Linc Energy Ltd. (Energy)*	258,201
439,749	Macmahon Holdings Ltd. (Capital Goods)*	307,829
26,963	McMillan Shakespeare Ltd. (Commercial & Professional Services)	265,796
19,087	Mineral Deposits Ltd. (Materials)*	115,228
33,904	Monadelphous Group Ltd. (Capital Goods)	791,145
442,523	Mount Gibson Iron Ltd. (Materials)	663,696
234,830	Myer Holdings Ltd. (Retailing)(a)	533,164
751,571	Nexus Energy Ltd. (Energy)*(a)	167,578
74,711	Pacific Brands Ltd. (Retailing)	49,130
189,928	PanAust Ltd. (Materials)*	706,100
3,949	Perpetual Ltd. (Diversified Financials)	84,805
176,372	Perseus Mining Ltd. (Materials)*	535,805
32,812	Platinum Asset Management Ltd. (Diversified Financials)	118,328
35,329	Primary Health Care Ltd. (Health Care Equipment & Services)	111,587
30,134	Programmed Maintenance Services Ltd. (Commercial & Professional Services)	65,548
324,286	Ramelius Resources Ltd. (Materials)*	357,722
244,701	Roc Oil Co. Ltd. (Energy)*	88,231
91,212	Salmat Ltd. (Commercial & Professional Services)	233,373
15,536	Sandfire Resources NL (Materials)*	120,814
99,130	Seek Ltd. (Commercial & Professional Services)	553,752
108,427	St. Barbara Ltd. (Materials)*	269,003
161,436	STW Communications Group Ltd. (Media)	152,396
329,950	Ten Network Holdings Ltd. (Media)	308,191
244,444	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	901,918
229,180	Western Areas NL (Materials)(a)	1,341,684

		25,295,970

Austria — 1.1%
26,249	Oesterreichische Post AG (Transportation)	856,874
3,262	Rosenbauer International AG (Capital Goods)	164,574
39,301	Strabag SE (Capital Goods)	1,153,988
24,257	Wienerberger AG (Capital Goods)	279,732
31,268	Zumtobel AG (Capital Goods)	569,427

		3,024,595

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Belgium — 1.5%
12,729	Arseus NV (Health Care Equipment & Services)	$177,508
20,272	Compagnie Maritime Belge SA (Transportation)	460,241
24,851	D’ieteren SA NV (Retailing)	1,237,772
14,557	Gimv NV (Diversified Financials)	710,551
2,602	Kinepolis Group NV (Media)	193,031
17,442	Recticel SA (Materials)	119,594
33,470	Tessenderlo Chemie NV (Materials)	1,143,819

		4,042,516

Bermuda — 0.9%
121,419	Catlin Group Ltd. (Insurance)	776,127
111,848	Lancashire Holdings Ltd. (Insurance)	1,214,257
193,938	Northern Offshore Ltd. (Energy)	431,452

		2,421,836

China — 0.1%
28,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	68,232
193,000	China XLX Fertiliser Ltd. (Materials)	49,644
121,000	Goodbaby International Holdings Ltd. (Consumer Durables & Apparel)	35,891
205,000	Sateri Holdings Ltd. (Materials)*	59,137
441,000	SunVic Chemical Holdings Ltd. (Materials)	185,275

		398,179

Cyprus — 0.5%
424,993	Bank of Cyprus PLC (Banks)	428,527
224,101	Songa Offshore SE (Energy)*	868,192

		1,296,719

Denmark — 1.4%
3,797	ALK-Abello A/S (Pharmaceuticals, Biotechnology & Life Sciences)	224,696
9,927	Christian Hansen Holding A/S (Materials)	243,554
45,044	East Asiatic Co. Ltd. A/S (Food, Beverage & Tobacco)	1,032,268
5,830	Jyske Bank A/S (Registered) (Banks)*	171,931
12,863	Pandora A/S (Consumer Durables & Apparel)(a)	168,742
15,467	Royal UNIBREW A/S (Food, Beverage & Tobacco)	881,406
14,252	Schouw & Co. A/S (Capital Goods)	296,476
3,425	SimCorp A/S (Software & Services)	521,579
21,165	Sydbank A/S (Banks)	360,996

		3,901,648

Shares	Description	Value
Common Stocks — (continued)
Finland — 1.6%
34,657	Amer Sports OYJ Class A (Consumer Durables & Apparel)	$440,179
59,763	Huhtamaki OYJ (Materials)	731,442
89,273	Kemira OYJ (Materials)(a)	1,099,648
35,757	Oriola-KD OYJ Class B (Health Care Equipment & Services)	92,724
48,275	Outokumpu OYJ (Materials)(a)	397,074
13,641	Outotec OYJ (Capital Goods)	720,685
99,813	Sponda OYJ (Real Estate)	427,846
21,922	Tieto OYJ (Software & Services)	331,158
9,685	Uponor OYJ (Capital Goods)	99,320

		4,340,076

France — 4.2%
14,148	Air France-KLM (Transportation)*	89,976
13,564	Alten Ltd. (Software & Services)	375,460
20,344	Altran Technologies SA (Software & Services)*	96,159
49,402	Assystem (Commercial & Professional Services)	890,046
9,937	Boiron SA (Pharmaceuticals, Biotechnology & Life Sciences)	284,454
2,944	Bourbon SA (Energy)	100,370
25,611	Cegid Group (Software & Services)	535,676
12,159	CFAO SA (Retailing)	415,047
10,004	Ciments Francais SA (Materials)	739,162
27,340	Club Mediterranee (Consumer Services)*	547,701
68,674	Derichebourg SA (Commercial & Professional Services)*	253,859
1,931	Esso SA (Energy)	188,993
790	Faiveley Transport (Capital Goods)	57,665
5,706	Groupe Steria SCA (Software & Services)	111,076
220,635	Havas SA (Media)	1,022,300
5,553	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	163,173
6,397	IPSOS (Media)	204,444
1,266	LISI (Capital Goods)	97,752
4,197	M6 Metropole Television SA (Media)	70,324
7,311	Mersen (Capital Goods)	247,570
17,064	Nexans SA (Capital Goods)	1,062,029
29,091	Nexity SA (Consumer Durables & Apparel)	842,015
8,499	Plastic Omnium SA (Automobiles & Components)	223,606
1,836	Rallye SA (Food & Staples Retailing)	59,537
1,111	Sa des Ciments Vicat (Materials)	67,270
7,253	Societe de la Tour Eiffel (REIT)	374,677

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
5,623	Sword Group (Software & Services)	$94,702
175,282	Technicolor SA (Registered) (Media)*(a)	524,946
74,693	UbiSoft Entertainment SA (Software & Services)*	586,184
22,601	Valeo SA (Automobiles & Components)	1,064,570

		11,390,743

Germany — 5.5%
7,292	Aixtron SE (Semiconductors & Semiconductor Equipment)	98,732
15,906	Aurubis AG (Materials)	897,580
2,336	Bauer AG (Capital Goods)	72,763
32,413	Bechtle AG (Software & Services)	1,155,328
23,586	Bilfinger Berger SE (Capital Goods)	2,168,291
7,808	Biotest AG Preference Shares (Pharmaceuticals, Biotechnology & Life Sciences)	405,976
4,371	Carl Zeiss Meditec AG (Health Care Equipment & Services)	92,408
15,529	Cewe Color Holding AG (Commercial & Professional Services)	661,064
5,741	Delticom AG (Retailing)	574,980
18,097	Deutsche Beteiligungs AG (Diversified Financials)	391,534
1,811	Douglas Holding AG (Retailing)(a)	76,695
4,063	Draegerwerk AG & Co. KGaA (Health Care Equipment & Services)	270,703
15,355	Draegerwerk AG & Co. KGaA Preference Shares (Health Care Equipment & Services)	1,368,360
6,702	Duerr AG (Capital Goods)	342,691
110,811	Freenet AG (Telecommunication Services)(a)	1,490,866
5,665	Gesco AG (Capital Goods)	504,258
8,712	H&R AG (Materials)	192,845
21,807	Homag Group AG (Capital Goods)(a)	278,305
8,286	Indus Holding AG (Capital Goods)	237,439
26,495	Jenoptik AG (Technology Hardware & Equipment)*	185,475
34,427	Jungheinrich AG Preference Shares (Capital Goods)	1,065,069
32,393	Kontron AG (Semiconductors & Semiconductor Equipment)	254,615
3,748	Leoni AG (Automobiles & Components)	169,002
7,255	MTU Aero Engines Holding AG (Capital Goods)	507,321
29,564	Praktiker AG (Retailing)(a)	90,768
5,749	R. Stahl AG (Capital Goods)	170,814
2,063	Rheinmetall AG (Capital Goods)	110,978

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
33,949	SAF-Holland SA (Automobiles & Components)*	$205,815
6,596	Sixt AG Preference Shares (Transportation)	110,369
22,740	Stada Arzneimittel AG (Pharmaceuticals, Biotechnology & Life Sciences)	675,880
6,950	Suss Microtec AG (Semiconductors & Semiconductor Equipment)*	64,965

		14,891,889

Greece — 0.5%
68,685	Eurobank Properties Real Estate Investment Co. (REIT)	341,405
14,535	Folli Follie Group (Retailing)*	125,504
23,070	Hellenic Exchanges SA (Diversified Financials)	99,438
13,475	Hellenic Petroleum SA (Energy)	101,660
36,351	JUMBO SA (Retailing)*	172,185
405,084	Marfin Investment Group SA (Diversified Financials)*	221,724
9,962	Motor Oil (Hellas) Corinth Refineries SA (Energy)	77,395
15,906	Mytilineos Holdings SA (Materials)*	66,029
25,818	Public Power Corp. SA (Utilities)	134,078

		1,339,418

Hong Kong — 2.9%
1,634,000	Bonjour Holdings Ltd. (Retailing)	275,578
299,000	Brightoil Petroleum Holdings Ltd. (Energy)	63,514
560,000	Chen Hsong Holdings (Capital Goods)	176,687
108,000	Chow Sang Sang Holdings International Ltd. (Retailing)	255,608
171,000	City Telecom HK Ltd. (Telecommunication Services)	97,207
70,400	Dah Sing Banking Group Ltd. (Banks)	71,078
575,500	Dickson Concepts International Ltd. (Retailing)	320,243
938,000	Emperor International Holdings (Real Estate)	149,631
126,800	Esprit Holdings Ltd. (Retailing)	187,103
404,000	Giordano International Ltd. (Retailing)	321,678
240,000	Glorious Sun Enterprises Ltd. (Consumer Durables & Apparel)	75,649
130,194	Great Eagle Holdings Ltd. (Real Estate)	320,700
499,700	HKR International Ltd. (Real Estate)	182,357

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
488,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	$199,282
716,500	Johnson Electric Holdings Ltd. (Capital Goods)	424,086
182,000	K Wah International Holdings Ltd. (Real Estate)	51,352
62,000	Kowloon Development Co. Ltd. (Real Estate)	58,015
2,538,000	Lai Sun Development (Real Estate)*	44,150
91,200	Man Wah Holdings Ltd. (Consumer Durables & Apparel)	46,983
760,000	Melco International Development Ltd. (Consumer Services)*	641,339
52,000	Midland Holdings Ltd. (Real Estate)	27,882
438,000	Next Media Ltd. (Media)*	40,016
184,000	Norstar Founders Group Ltd. (Automobiles & Components)*	—
664,330	Pacific Andes International Holdings Ltd. (Food, Beverage & Tobacco)	63,342
332,000	Pacific Basin Shipping Ltd. (Transportation)	157,840
350,000	Pacific Century Premium Developments Ltd. (Real Estate)*	63,612
547,000	Pacific Textile Holdings Ltd. (Consumer Durables & Apparel)	337,559
1,204,000	Pico Far East Holdings Ltd. (Media)	249,702
1,002,000	Prosperity REIT (REIT)	211,823
158,000	Public Financial Holdings Ltd. (Diversified Financials)	68,325
434,000	Regal Hotels International Holdings Ltd. (Consumer Services)	149,270
448,000	Ruifeng Petroleum Chemical Holdings Ltd. (Energy)*	14,153
394,000	Samling Global Ltd. (Materials)	32,974
512,000	Shun Tak Holdings Ltd. (Capital Goods)	216,591
2,202,000	Singamas Container Holdings Ltd. (Capital Goods)	496,023
82,500	SmarTone Telecommunications Holding Ltd. (Telecommunication Services)	139,549
109,138	SOCAM Development Ltd. (Capital Goods)	109,093
495,000	Sunlight Real Estate Investment Trust (REIT)	153,071
373,000	Techtronic Industries Co. (Consumer Durables & Apparel)	414,071
27,000	Television Broadcasts Ltd. (Media)	157,130

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
232,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	$254,308
100,000	Tian An China Investments Co. Ltd. (Real Estate)	50,978
58,000	Vitasoy International Holdings Ltd. (Food, Beverage & Tobacco)	43,932
590,000	VST Holdings Ltd. (Technology Hardware & Equipment)*	89,748
33,600	VTech Holdings Ltd. (Technology Hardware & Equipment)	350,082

		7,853,314

Ireland — 1.0%
161,506	C&C Group PLC (Food, Beverage & Tobacco)	664,665
268,529	Fyffes PLC (Food & Staples Retailing)	135,231
90,236	Grafton Group PLC (Capital Goods)	317,445
23,495	Kingspan Group PLC (Capital Goods)	220,237
12,545	Paddy Power PLC (Consumer Services)	696,507
13,110	Smurfit Kappa Group PLC (Materials)*	109,992
367,051	Total Produce PLC (Food & Staples Retailing)	180,045
197,899	United Drug PLC (Health Care Equipment & Services)	505,530

		2,829,652

Israel — 1.0%
14,949	Africa-Israel Investments Ltd. (Real Estate)*	52,307
37,456	Alony Hetz Properties & Investments Ltd. (REIT)	174,448
3,537	AL-ROV (Israel) Ltd. (Real Estate)*	76,442
25,674	Amot Investments Ltd. (Real Estate)	64,651
13,527	AudioCodes Ltd. (Technology Hardware & Equipment)*	56,459
1,262	B Communications Ltd. (Telecommunication Services)*	15,144
254	Bayside Land Corp. (Real Estate)	55,024
40,394	British Israel Investments Ltd. (REIT)	149,742
2,563	Clal Biotechnology Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	12,261
18,117	Clal Industries and Investments Ltd. (Capital Goods)	88,000
5,371	Clal Insurance Enterprises Holdings Ltd. (Insurance)	81,495
11,144	Delek Automotive Systems Ltd. (Retailing)	72,636

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Israel — (continued)
8,783	Discount Investment Corp. (Registered) (Capital Goods)	$57,685
2,225	F.I.B.I. Holdings Ltd. (Banks)*	27,899
1,784	FMS Enterprises Migun Ltd. (Capital Goods)	25,701
15,317	Frutarom Industries Ltd. (Materials)	137,281
9,039	Gazit-Globe Ltd. (Real Estate)	90,170
6,633	Gilat Satellite Networks Ltd. (Technology Hardware & Equipment)*	26,742
3,146	Harel Insurance Investments & Financial Services Ltd. (Insurance)	117,422
9,263	Hot Telecommunication System Ltd. (Media)*	113,703
1,133	Ituran Location and Control Ltd. (Technology Hardware & Equipment)	14,854
3,425	J.O.E.L Jerusalem Oil Exploration (Energy)*	60,308
5,770	Jerusalem Economy Ltd. (Real Estate)	41,599
7,054	Koor Industries Ltd. (Capital Goods)*	93,850
13,172	Matrix IT Ltd. (Software & Services)	66,978
5,267	Mellanox Technologies Ltd. (Semiconductors & Semiconductor Equipment)*	190,732
4,433	Nitsba Holdings 1995 Ltd. (Real Estate)*	37,710
114,656	Oil Refineries Ltd. (Energy)*	67,770
16,971	Ormat Industries Ltd. (Capital Goods)	77,972
1,843	Osem Investments Ltd. (Food, Beverage & Tobacco)	27,979
454	Paz Oil Co. Ltd. (Energy)	60,534
4,402	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Food & Staples Retailing)	160,093
5,202	Retalix Ltd. (Software & Services)*	91,168
7,207	Shikun & Binui Ltd. (Capital Goods)	12,586
14,386	Shufersal Ltd. (Food & Staples Retailing)	53,839
1,576	The Israel Land Development Co. Ltd. (Media)	12,548
8,556	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)*	6,244
15,646	Union Bank of Israel Ltd. (Banks)*	48,243

		2,620,219

Italy — 2.8%
34,548	Arnoldo Mondadori Editore SpA (Media)	62,836
71,582	Autostrada Torino-Milano SpA (Transportation)	666,194
55,064	Banca Piccolo Credito Valtellinese Scarl (Banks)(a)	153,062

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
103,608	Banca Popolare dell’Emilia Romagna Scrl (Banks)	$780,195
836,936	Banca Popolare di Milano Scarl (Banks)	438,517
58,298	Banca Popolare di Sondrio Scarl (Banks)	485,394
23,071	Banco di Desio e della Brianza SpA (Banks)	87,664
102,909	Benetton Group SpA (Consumer Durables & Apparel)(a)	545,823
31,695	Credito Emiliano SpA (Banks)	131,113
43,466	Danieli & C. Officine Meccaniche SpA (Capital Goods)	1,084,478
101,737	Danieli & C. Officine Meccaniche SpA RSP (Capital Goods)	1,307,654
45,120	De’Longhi SpA (Consumer Durables & Apparel)	445,319
36,760	ERG SpA (Energy)	420,724
169,175	Hera SpA (Utilities)	237,198
92,426	IMMSI SpA (Automobiles & Components)	74,121
9,751	Indesit Co. SpA (Consumer Durables & Apparel)	56,298
14,979	Italcementi SpA (Materials)	112,325
149,272	Maire Tecnimont SpA (Capital Goods)	149,244
219,548	Saras SpA (Energy)*	300,466

		7,538,625

Japan — 28.5%
214	Accordia Golf Co. Ltd. (Consumer Services)	165,703
74,000	ADEKA Corp. (Materials)	737,270
507	Advance Residence Investment Corp. (REIT)	915,828
91,600	Aichi Corp. (Capital Goods)	416,861
22,100	Aisan Industry Co. Ltd. (Automobiles & Components)	193,815
32,600	Alpen Co. Ltd. (Retailing)	630,997
23,200	Alpine Electronics, Inc. (Consumer Durables & Apparel)	293,024
68,400	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	531,404
40,600	Amano Corp. (Capital Goods)	365,576
23,000	Anritsu Corp. (Technology Hardware & Equipment)	274,774
4,400	AOKI Holdings, Inc. (Retailing)	71,060
39,600	Aoyama Trading Co. Ltd. (Retailing)	711,067
20,000	Arc Land Sakamoto Co. Ltd. (Retailing)	366,140
32,900	Arcs Co. Ltd. (Food & Staples Retailing)	642,930
42,600	Arisawa Manufacturing Co. Ltd. (Technology Hardware & Equipment)	160,600

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
7,300	Arnest One Corp. (Consumer Durables & Apparel)	$80,424
38,200	Asahi Diamond Industrial Co. Ltd. (Capital Goods)	491,641
15,600	ASKUL Corp. (Retailing)	247,511
493,000	Atsugi Co. Ltd. (Consumer Durables & Apparel)	635,423
15,200	Autobacs Seven Co. Ltd. (Retailing)	703,561
39,600	Avex Group Holdings, Inc. (Media)	488,008
115,800	Belluna Co. Ltd. (Retailing)	927,535
53,000	Best Denki Co. Ltd. (Retailing)*	135,220
5,000	BML, Inc. (Health Care Equipment & Services)	118,600
17,700	C. Uyemura & Co. Ltd. (Materials)	698,953
81,000	Calsonic Kansei Corp. (Automobiles & Components)	508,625
30,500	Century Tokyo Leasing Corp. (Diversified Financials)	624,045
55,000	Chugai Ro Co. Ltd. (Capital Goods)	200,590
21,300	Circle K Sunkus Co. Ltd. (Food & Staples Retailing)	368,223
51,200	Coca-Cola Central Japan Co. Ltd. (Food, Beverage & Tobacco)	684,355
51,000	Daifuku Co. Ltd. (Capital Goods)	288,381
21,000	Daiichi Jitsugyo Co. Ltd. (Capital Goods)	101,583
82,100	Daiichikosho Co. Ltd. (Media)	1,577,307
417,000	Daikyo, Inc. (Real Estate)*	933,165
98,000	Daiwa Industries Ltd. (Capital Goods)	540,330
12	Daiwahouse Residential Investment Corp. (REIT)	76,874
12,900	DCM Holdings Co. Ltd. (Retailing)	101,639
3,600	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	50,556
44,700	DTS Corp. (Software & Services)	584,406
3,300	Dydo Drinco, Inc. (Food, Beverage & Tobacco)	134,878
133,000	Ebara Corp. (Capital Goods)	518,903
63,800	EDION Corp. (Retailing)	501,252
6,500	Eizo Nanao Corp. (Technology Hardware & Equipment)	139,452
106	Fields Corp. (Consumer Durables & Apparel)	159,268
11	Frontier Real Estate Investment Corp. (REIT)	88,120
35,100	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	650,927
59,000	Fujikura Ltd. (Capital Goods)	183,237
13,000	Fukuyama Transporting Co. Ltd. (Transportation)	76,577
175,000	Furukawa-Sky Aluminum Corp. (Materials)	472,134

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
24,700	Furuno Electric Co. Ltd. (Technology Hardware & Equipment)	$124,148
17,700	Fuyo General Lease Co. Ltd. (Diversified Financials)	651,103
163	Geo Holdings Corp. (Retailing)	177,461
75	Global One Real Estate Investment Corp. (REIT)(a)	518,024
30,000	Glory Ltd. (Capital Goods)	653,119
5,450	Goldcrest Co. Ltd. (Real Estate)	94,469
52,600	Hakuto Co. Ltd. (Technology Hardware & Equipment)	535,122
21	Hankyu REIT, Inc. (REIT)	91,725
14,000	Heiwa Corp. (Consumer Durables & Apparel)	252,069
329	Heiwa Real Estate REIT, Inc. (REIT)	169,232
68,000	Hitachi Cable Ltd. (Capital Goods)*	155,732
70,100	Hitachi Transport System Ltd. (Transportation)	1,194,474
106,000	Hitachi Zosen Corp. (Capital Goods)	154,776
4,800	Hogy Medical Co. Ltd. (Health Care Equipment & Services)	205,073
20,500	Hokuetsu Kishu Paper Co. Ltd. (Materials)	141,065
10,400	Horiba Ltd. (Technology Hardware & Equipment)	332,672
11,800	Hoshizaki Electric Co. Ltd. (Capital Goods)	272,417
19,300	House Foods Corp. (Food, Beverage & Tobacco)	359,857
43,400	IBJ Leasing Co. Ltd. (Diversified Financials)	1,090,362
33,700	Iida Home Max (Real Estate)	272,065
69,200	Inabata & Co. Ltd. (Capital Goods)	439,496
49,000	Iseki & Co. Ltd. (Capital Goods)*	112,086
218,000	Ishihara Sangyo Kaisha Ltd. (Materials)*	264,109
29,100	IT Holdings Corp. (Software & Services)	358,835
13,000	Izumi Co. Ltd. (Retailing)	230,255
23,400	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	258,571
30,100	JVC Kenwood Corp. (Consumer Durables & Apparel)*	124,270
23,700	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	265,172
83,000	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology &
	Life Sciences)	1,095,216
49,500	Kasumi Co. Ltd. (Food & Staples Retailing)	337,620
27,000	Kinki Sharyo Co. Ltd. (Capital Goods)	86,743

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
2,200	Kintetsu World Express, Inc. (Transportation)	$66,133
26,000	Kitz Corp. (Capital Goods)	119,748
325,000	Kiyo Holdings, Inc. (Banks)	509,364
6,300	Koa Corp. (Technology Hardware & Equipment)	63,340
21,100	Kojima Co. Ltd. (Retailing)	142,504
68,300	Komori Corp. (Capital Goods)	445,567
126,000	Kurabo Industries Ltd. (Consumer Durables & Apparel)	255,031
36,000	Kureha Corp. (Materials)	173,981
51,000	Kyodo Printing Co. Ltd. (Commercial & Professional Services)	142,775
3,000	Kyoei Steel Ltd. (Materials)	54,227
106,000	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	1,845,517
20,800	Kyowa Exeo Corp. (Capital Goods)	208,609
17,500	Mandom Corp. (Household & Personal Products)	457,189
43,000	Marudai Food Co. Ltd. (Food, Beverage & Tobacco)	156,536
63,000	Maruzen Showa Unyu Co. Ltd. (Transportation)	215,376
3,300	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	67,747
8,800	Matsuya Foods Co. Ltd. (Consumer Services)	186,816
17,100	Megane TOP Co. Ltd. (Retailing)	197,665
16,200	Megmilk Snow Brand Co. Ltd. (Food, Beverage & Tobacco)	320,159
30	Message Co. Ltd. (Health Care Equipment & Services)	94,736
35,500	Ministop Co. Ltd. (Food & Staples Retailing)	660,599
135,000	Mitsubishi Kakoki Kaisha Ltd. (Capital Goods)	259,187
20,600	Mitsubishi Pencil Co. Ltd. (Commercial & Professional Services)	364,956
241,000	Mitsubishi Steel Manufacturing Co. Ltd. (Materials)	748,101
45,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	79,377
134,000	Mitsui Matsushima Co. Ltd. (Capital Goods)	278,730
41,000	Mitsui Mining & Smelting Co. Ltd. (Materials)	112,160
132,000	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	453,688
10,000	Mochida Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	113,490

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
102	Mori Trust Sogo REIT, Inc. (REIT)	$879,414
17,000	Nachi-Fujikoshi Corp. (Capital Goods)	84,710
8,540	Nafco Co. Ltd. (Retailing)	150,117
112,600	Namura Shipbuilding Co. Ltd. (Capital Goods)	450,904
22,100	NEC Fielding Ltd. (Software & Services)	282,028
123	NET One Systems Co. Ltd. (Software & Services)	313,648
25,600	Nichiha Corp. (Capital Goods)	287,188
18,000	Nippo Corp. (Capital Goods)	201,079
201,000	Nippon Beet Sugar Manufacturing Co. Ltd. (Food, Beverage & Tobacco)	455,178
60,000	Nippon Carbon Co. Ltd. (Capital Goods)	172,958
44,000	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	201,455
40,000	Nippon Konpo Unyu Soko Co. Ltd. (Transportation)	420,995
44,000	Nippon Light Metal Co. Ltd. (Materials)	58,499
21,000	Nippon Seiki Co. Ltd. (Automobiles & Components)(a)	248,881
70,800	Nippon Signal Co. Ltd. (Capital Goods)	445,387
151,000	Nippon Soda Co. Ltd. (Materials)	746,637
8,000	Nippon Thompson Co. Ltd. (Capital Goods)	47,669
92,000	Nippon Valqua Industries Ltd. (Materials)	257,821
145,000	Nishimatsu Construction Co. Ltd. (Capital Goods)	320,376
10,100	Nissan Chemical Industries Ltd. (Materials)	101,103
50,000	Nissan Shatai Co. Ltd. (Automobiles & Components)	520,920
27,000	Nissin Corp. (Transportation)	75,425
19,000	Nitto Kogyo Corp. (Capital Goods)	237,626
123,000	NOF Corp. (Materials)	626,249
4,500	Ohsho Food Service Corp. (Consumer Services)	110,321
7,600	Oiles Corp. (Capital Goods)	153,645
20,000	Okuwa Co. Ltd. (Food & Staples Retailing)	283,700
18	Orix JREIT, Inc. (REIT)	76,888
13,500	Osaka Steel Co. Ltd. (Materials)	249,983
15,000	Pacific Metals Co. Ltd. (Materials)	84,396
15,800	Parco Co. Ltd. (Retailing)	129,825
129	PGM Holdings K K (Consumer Services)	85,977
8,000	Plenus Co. Ltd. (Consumer Services)	139,957
10,700	Pola Orbis Holdings, Inc. (Household & Personal Products)	289,074

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
9,200	Resorttrust, Inc. (Consumer Services)	$145,887
19,800	Ricoh Leasing Co. Ltd. (Diversified Financials)	470,443
23,600	Riso Kagaku Corp. (Technology Hardware & Equipment)	359,650
18,000	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	220,015
69,300	Round One Corp. (Consumer Services)	428,073
102,000	Ryobi Ltd. (Capital Goods)	387,894
2,000	Ryohin Keikaku Co. Ltd. (Retailing)	99,900
99,000	Sakai Chemical Industry Co. Ltd. (Materials)	396,775
1,500	San-A Co. Ltd. (Food & Staples Retailing)	60,888
125,000	San-Ai Oil Co. Ltd. (Energy)	592,594
6,100	Sangetsu Co. Ltd. (Consumer Durables & Apparel)	169,253
153,000	Sankyu, Inc. (Transportation)	590,336
36,300	Sanshin Electronics Co. Ltd. (Technology Hardware & Equipment)	307,813
20,000	Sanyo Chemical Industries Ltd. (Materials)	133,552
96,000	Sapporo Hokuyo Holdings, Inc. (Banks)	346,442
28,000	Sapporo Holdings Ltd. (Food, Beverage & Tobacco)	108,320
118,000	Sasebo Heavy Industries Co. Ltd. (Capital Goods)	212,843
90,000	Seika Corp. (Capital Goods)	258,494
5,900	Seikagaku Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	66,915
49,000	Seino Holdings Corp. (Transportation)	375,386
14,900	Seiren Co. Ltd. (Consumer Durables & Apparel)	87,914
16	Sekisui House SI Investment Co. (REIT)	63,214
22,000	Sekisui Jushi Corp. (Capital Goods)	223,978
31,000	Sekisui Plastics Co. Ltd. (Materials)	117,742
60,000	Senko Co. Ltd. (Transportation)	245,104
29,600	Shimachu Co. Ltd. (Retailing)	705,215
51,500	Shinko Shoji Co. Ltd. (Technology Hardware & Equipment)	441,906
81,000	Shinmaywa Industries Ltd. (Capital Goods)	390,421
80,000	Shinsho Corp. (Capital Goods)	200,108
10,200	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	222,643

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
27,000	Shizuoka Gas Co. Ltd. (Utilities)	$181,136
30,300	Sintokogio Ltd. (Capital Goods)	283,706
2,943	SKY Perfect JSAT Holdings, Inc. (Media)	1,523,123
76,100	Sodick Co. Ltd. (Capital Goods)	388,791
23,000	SRI Sports Ltd. (Consumer Durables & Apparel)	253,563
38,000	Star Micronics Co. Ltd. (Technology Hardware & Equipment)	366,398
13,000	Sumitomo Precision Products Co. Ltd. (Capital Goods)	84,683
1,730	Sumitomo Real Estate Sales Co. Ltd. (Real Estate)	72,223
48,000	Sumitomo Seika Chemicals Co. Ltd. (Materials)	218,424
36,100	Tachi-S Co. Ltd. Class S (Automobiles & Components)	692,677
7,000	Taihei Dengyo Kaisha Ltd. (Capital Goods)	55,996
41,000	Taihei Kogyo Co. Ltd. (Capital Goods)	230,134
37,000	Takiron Co. Ltd. (Materials)	127,993
29,000	The 77 Bank Ltd. (Banks)	133,872
88,000	The Bank of Nagoya Ltd. (Banks)	309,434
18,400	The Bank of Okinawa Ltd. (Banks)	797,883
11,800	The Chiba Kogyo Bank Ltd. (Banks)*	63,131
28,000	The Hokkoku Bank Ltd. (Banks)	111,658
133,000	The Keiyo Bank Ltd. (Banks)	656,477
4,900	The Musashino Bank Ltd. (Banks)	165,273
21,000	The Nippon Synthetic Chemical Industry Co. Ltd. (Materials)	128,038
1,300	The Okinawa Electric Power Co., Inc. (Utilities)	55,186
43,000	The San-In Godo Bank Ltd. (Banks)	325,458
93,000	The Sumitomo Warehouse Co. Ltd. (Transportation)	457,099
190,000	The Toho Bank Ltd. (Banks)	616,431
13,000	The Tokyo Tomin Bank Ltd. (Banks)	167,695
2,500	The Yachiyo Bank Ltd. (Banks)	60,325
100,000	The Yokohama Rubber Co. Ltd. (Automobiles & Components)	600,893
9,900	TKC Corp. (Software & Services)	210,476
188,000	Toa Corp. (Capital Goods)	413,258
180,000	Toagosei Co. Ltd. (Materials)	755,576
9,600	Tocalo Co. Ltd. (Capital Goods)	217,151
9,200	Tokai Rika Co. Ltd. (Automobiles & Components)	154,514

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
7,800	Tokai Rubber Industries Ltd. (Automobiles & Components)	$90,050
122,000	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	371,701
2,990	Token Corp. (Consumer Durables & Apparel)	108,835
23,000	Tokuyama Corp. (Materials)	79,525
14,200	Tokyu Livable, Inc. (Real Estate)	114,423
203	Tokyu REIT, Inc. (REIT)	1,017,509
19	Top REIT, Inc. (REIT)	87,568
50,300	Toppan Forms Co. Ltd. (Commercial & Professional Services)	405,790
50,900	Topre Corp. (Automobiles & Components)	525,611
4,600	Toridoll.corp (Consumer Services)	47,344
35,300	Torii Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	672,341
203,000	Toshiba TEC Corp. (Technology Hardware & Equipment)	779,829
5,200	Touei Housing Corp. (Consumer Durables & Apparel)	54,888
47,000	Toyo Ink SC Holdings Co. Ltd. (Materials)	187,121
57,000	Toyo Tire & Rubber Co. Ltd. (Automobiles & Components)	142,509
63,000	Tsubakimoto Chain Co. (Capital Goods)	367,860
15,000	Tsukishima Kikai Co. Ltd. (Capital Goods)	122,072
116	TV Asahi Corp. (Media)	203,629
21,400	Unipres Corp. (Automobiles & Components)	669,633
34,600	UNY Co. Ltd. (Food & Staples Retailing)	324,116
24,030	Usen Corp. (Media)*	15,764
5,200	Xebio Co. Ltd. (Retailing)	128,348
32,900	Yamatake Corp. (Technology Hardware & Equipment)	724,781
21,000	Yodogawa Steel Works Ltd. (Materials)	97,104
9,600	Yokohama Reito Co. Ltd. (Food & Staples Retailing)	76,926
38,500	Yonekyu Corp. (Food, Beverage & Tobacco)	385,713
18,300	Yorozu Corp. (Automobiles & Components)	441,538
79,000	Zeon Corp. (Materials)	695,330

		77,815,682

Luxembourg — 0.4%
50,305	APERAM (Materials)	1,033,871

Netherlands — 1.7%
15,384	Accell Group NV (Consumer Durables & Apparel)	327,339

Shares	Description	Value
Common Stocks — (continued)
Netherlands — (continued)
5,774	ASM International NV (Semiconductors & Semiconductor Equipment)	$191,200
27,536	Beter Bed Holding NV (Retailing)	584,024
33,364	BinckBank NV (Diversified Financials)	360,245
4,574	CSM NV (Food, Beverage & Tobacco)	85,062
1,977	Eurocommercial Properties NV CVA (REIT)	68,492
2,186	Kendrion NV (Capital Goods)	52,690
70,712	Koninklijke BAM Groep NV (Capital Goods)	305,996
43,835	Koninklijke Wessanen NV (Food, Beverage & Tobacco)	159,215
44,641	Mediq NV (Health Care Equipment & Services)	710,780
30,300	Nieuwe Steen Investments NV (REIT)(a)	372,831
71,916	SNS REAAL NV (Diversified Financials)*	172,295
16,211	Vastned Retail NV (REIT)	722,363
3,479	Wavin NV (Capital Goods)*	41,774
5,972	Wereldhave NV (REIT)	438,392

		4,592,698

New Zealand — 0.4%
206,883	Air New Zealand Ltd. (Transportation)	155,301
256,644	New Zealand Oil & Gas Ltd. (Energy)	153,337
26,415	Ryman Healthcare Ltd. (Health Care Equipment & Services)	61,650
165,589	Sky Network Television Ltd. (Media)	713,667
45,288	The Warehouse Group Ltd. (Retailing)	113,730

		1,197,685

Norway — 1.7%
6,078	Aker ASA Class A (Diversified Financials)	171,170
25,104	BWG Homes ASA (Consumer Durables & Apparel)	54,454
72,619	Cermaq ASA (Food, Beverage & Tobacco)*	1,001,666
622,523	Kvaerner ASA (Energy)*	1,383,233
17,167	Leroey Seafood Group ASA (Food, Beverage & Tobacco)	287,482
1,713,106	Marine Harvest ASA (Food, Beverage & Tobacco)	931,185
126,947	Norwegian Energy Co. AS (Energy)*	128,973
264,556	Renewable Energy Corp. ASA (Semiconductors & Semiconductor Equipment)*(a)	197,493
39,948	SpareBank 1 SMN (Banks)	259,420
299,000	STX OSV Holdings Ltd. (Capital Goods)	335,397

		4,750,473

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Portugal — 0.4%
962,278	Banco Comercial Portugues SA Class R (Banks)*	$170,345
125,683	Brisa Auto-Estradas de Portugal SA (Transportation)	368,727
296,012	Mota-Engil SGPS SA (Capital Goods)	401,754
212,077	Sonae (Capital Goods)	121,617

		1,062,443

Russia — 0.0%
9,917	Alliance Oil Co. Ltd. SDR (Energy)*	114,247

Singapore — 2.6%
122,000	Ascott Residence Trust (REIT)	95,964
152,000	Cache Logistics Trust (REIT)	118,901
181,000	Cambridge Industrial Trust (REIT)	73,229
75,255	Cape PLC (Commercial & Professional Services)	464,623
764,000	CapitaCommercial Trust (REIT)	651,143
37,000	CDL Hospitality Trusts (REIT)	52,134
53,000	CH Offshore Ltd. (Energy)	16,329
211,000	China Aviation Oil Singapore Corp. Ltd. (Energy)	192,245
153,000	CWT Ltd. (Transportation)	125,718
6,000	Elec & Eltek International Co. Ltd. (Technology Hardware & Equipment)	15,831
120,000	First Real Estate Investment Trust (REIT)	74,370
88,000	First Resources Ltd. (Food, Beverage & Tobacco)	114,377
19,000	Frasers Centrepoint Trust (REIT)	21,647
350,800	Frasers Commercial Trust (REIT)	214,460
29,000	GuocoLeisure Ltd. (Consumer Services)	15,526
295,000	Hi-P International Ltd. (Technology Hardware & Equipment)	155,429
218,000	Ho Bee Investment Ltd. (Real Estate)	194,711
107,000	Hong Leong Asia Ltd. (Capital Goods)	145,633
361,000	Indofood Agri Resources Ltd. (Food, Beverage & Tobacco)*	413,102
51,000	K-Green Trust (Commercial & Professional Services)	40,962
95,000	KS Energy Ltd. (Capital Goods)*	74,818
672,000	Lippo Malls Indonesia Retail Trust (REIT)	202,418
85,000	M1 Ltd. (Telecommunication Services)	163,412
252,160	Mapletree Logistics Trust (REIT)	174,307
722,400	Metro Holdings Ltd. (Retailing)	413,582
110,116	Miclyn Express Offshore Ltd. (Energy)	226,859

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
149,000	Parkway Life Real Estate Investment Trust (REIT)	$210,326
159,000	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (REIT)	111,230
86,000	SATS Ltd. (Transportation)	156,378
118,000	Singapore Post Ltd. (Transportation)	91,385
208,000	SMRT Corp. Ltd. (Transportation)	287,865
61,000	Stamford Land Corp. Ltd. (Consumer Services)	27,142
878,000	Starhill Global REIT (REIT)	422,278
101,000	Suntec Real Estate Investment Trust (REIT)	90,099
19,000	Super Group Ltd. (Food, Beverage & Tobacco)	20,982
597,000	Swiber Holdings Ltd. (Energy)*	283,662
183,600	UOB-Kay Hian Holdings Ltd. (Diversified Financials)	233,202
79,000	Venture Corp. Ltd. (Technology Hardware & Equipment)	452,176
12,000	Wheelock Properties Singapore Ltd. (Real Estate)	15,238
224,000	Wing Tai Holdings Ltd. (Real Estate)	218,802

		7,072,495

Spain — 1.5%
13,802	Antena 3 de Television SA (Media)(a)	87,193
136,084	Banca Civica SA (Banks)	442,484
84,993	Banco de Valencia SA (Banks)*(a)	51,134
11,809	Baron de Ley SA (Food, Beverage & Tobacco)*	656,487
28,826	Corp. Financiera Alba (Diversified Financials)	1,196,337
65,980	Gamesa Corp. Tecnologica SA (Capital Goods)	258,815
11,504	Grupo Catalana Occidente SA (Insurance)	206,596
4,592	Obrascon Huarte Lain SA (Capital Goods)	123,695
45,445	Promotora de Informaciones SA Class A (Media)*	47,021
116,089	Sacyr Vallehermoso SA (Capital Goods)	556,765
10,840	Tecnicas Reunidas SA (Energy)	394,106

		4,020,633

Sweden — 3.5%
5,766	Avanza Bank Holding AB (Diversified Financials)	149,311
44,906	Betsson AB (Consumer Services)*	1,151,605
13,319	Bilia AB Class A (Retailing)	239,292
8,200	D. Carnegie & Co. AB (Diversified Financials)*	—

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
76,016	East Capital Explorer AB (Diversified Financials)	$603,920
149,206	Fabege AB (Real Estate)	1,304,334
40,804	Haldex AB (Capital Goods)	203,622
58,043	Industrial & Financial Systems AB Class B (Software & Services)	821,263
202,706	Kungsleden AB (Real Estate)	1,532,269
2,677	Lundbergforetagen AB Class B (Diversified Financials)	85,259
19,045	Oresund Investment AB (Diversified Financials)	304,176
104,592	Saab AB Class B (Capital Goods)	2,242,160
80,407	Trelleborg AB Class B (Capital Goods)	759,771
13,701	Wallenstam AB Class B (Real Estate)	135,099

		9,532,081

Switzerland — 4.8%
589	Bossard Holding AG (Capital Goods)	80,123
16,964	Clariant AG (Registered) (Materials)*	206,826
7,521	Coltene Holding AG (Registered) (Health Care Equipment & Services)*	254,042
45,903	Ferrexpo PLC (Materials)	247,438
2,249	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	1,353,771
2,043	Georg Fischer AG (Registered) (Capital Goods)*	859,922
6,412	Helvetia Holding AG (Registered) (Insurance)	2,156,896
5,385	Inficon Holding AG (Registered) (Technology Hardware & Equipment)*	1,047,145
250,971	Informa PLC (Media)	1,549,018
69,035	Logitech International SA (Registered) (Technology Hardware & Equipment)*(a)	529,504
3,492	Meyer Burger Technology AG (Capital Goods)*(a)	67,074
81,409	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	558,450
77,845	Petroplus Holdings AG (Energy)*(a)	30,479
3,394	PSP Swiss Property AG (Registered) (Real Estate)*	283,589
5,749	Rieter Holding AG (Registered) (Capital Goods)*	1,066,602
4,972	Schweizerische National-Versicherungs-Gesellschaft (Registered) Class V (Insurance)	171,225
21,801	Swiss Prime Site AG (Registered) (Real Estate)*	1,655,401
291,912	Swisslog Holding AG (Registered) (Capital Goods)*	264,259

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
2,565	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	$187,573
10,880	Zehnder Group AG (Capital Goods)	680,947

		13,250,284

United Kingdom — 18.0%
127,010	Aberdeen Asset Management PLC (Diversified Financials)	478,525
131,038	Amlin PLC (Insurance)	703,003
96,757	Anglo Pacific Group PLC (Energy)	443,545
57,132	Ashmore Group PLC (Diversified Financials)	334,890
566,581	Barratt Developments PLC (Consumer Durables & Apparel)*	977,290
20,548	Bellway PLC (Consumer Durables & Apparel)	239,048
148,927	Berendsen PLC (Commercial & Professional Services)	1,082,546
113,996	Big Yellow Group PLC (REIT)	503,085
306,877	Bodycote PLC (Capital Goods)	1,477,528
844,225	Cable & Wireless Worldwide PLC (Telecommunication Services)	276,420
92,544	Capital & Counties Properties PLC (Real Estate)	277,215
42,887	Chesnara PLC (Insurance)	119,234
159,098	Computacenter PLC (Software & Services)	997,946
33,435	Cookson Group PLC (Capital Goods)	304,973
12,340	Croda International PLC (Materials)	377,040
134,474	Dairy Crest Group PLC (Food, Beverage & Tobacco)	665,288
27,736	Derwent London PLC (REIT)	732,437
259,675	Devro PLC (Food, Beverage & Tobacco)	1,090,130
179,619	Diploma PLC (Technology Hardware & Equipment)	1,116,513
101,644	Domino’s Pizza UK & IRL PLC (Consumer Services)	734,015
296,814	Drax Group PLC (Utilities)	2,488,591
117,231	DS Smith PLC (Materials)	419,952
16,961	Dunelm Group PLC (Retailing)	122,733
506,086	Elementis PLC (Materials)	1,225,538
773,419	EnQuest PLC (Energy)*	1,298,453
252,801	F&C Asset Management PLC (Diversified Financials)	264,444
35,604	Fenner PLC (Capital Goods)	248,254
5,474	Fidessa Group PLC (Software & Services)	143,276
165,311	Filtrona PLC (Materials)	988,355
21,934	Go-Ahead Group PLC (Transportation)	439,145
57,037	Great Portland Estates PLC (REIT)	324,307

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
146,588	Greene King PLC (Consumer Services)	$1,138,034
32,176	Greggs PLC (Food, Beverage & Tobacco)	258,994
154,132	Gulfsands Petroleum PLC (Energy)*	422,507
336,278	Halfords Group PLC (Retailing)	1,691,891
29,697	Hargreaves Lansdown PLC (Diversified Financials)	193,496
411,599	Heritage Oil PLC (Energy)*	1,218,451
415,395	Intermediate Capital Group PLC (Diversified Financials)	1,802,731
86,132	International Personal Finance PLC (Diversified Financials)	258,773
134,008	Interserve PLC (Capital Goods)	614,296
71,659	JKX Oil & Gas PLC (Energy)	158,495
245,827	John Wood Group PLC (Energy)	2,554,409
113,728	Laird PLC (Technology Hardware & Equipment)	300,805
449,919	Logica PLC (Software & Services)	539,036
111,615	London & Stamford Property PLC (REIT)	184,803
675,368	Marston’s PLC (Consumer Services)	1,033,811
86,885	Mcbride PLC (Household & Personal Products)*	160,189
254,108	Melrose PLC (Capital Goods)	1,509,311
105,277	Micro Focus International PLC (Software & Services)	702,490
72,781	Misys PLC (Software & Services)*	370,970
149,502	Mondi PLC (Materials)	1,192,130
179,131	Morgan Crucible Co. PLC (Capital Goods)	884,343
336,628	National Express Group PLC (Transportation)	1,151,808
62,935	Pace PLC (Consumer Durables & Apparel)	84,669
111,749	Paragon Group of Companies PLC (Banks)	312,196
89,134	Persimmon PLC (Consumer Durables & Apparel)	740,926
34,964	Provident Financial PLC (Diversified Financials)	529,018
147,507	QinetiQ Group PLC (Capital Goods)	300,838
101,701	Raven Russia Ltd. (Real Estate)	85,832
18,329	Restaurant Group PLC (Consumer Services)	85,745
31,119	Rightmove PLC (Media)	630,741
91,191	Robert Wiseman Dairies PLC (Food, Beverage & Tobacco)	558,870
101,376	RPS Group PLC (Commercial & Professional Services)	333,400
18,717	SDL PLC (Software & Services)	191,648
475,570	Senior PLC (Capital Goods)	1,351,161

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
135,783	Songbird Estates PLC (Real Estate)*	$233,423
39,540	Spectris PLC (Technology Hardware & Equipment)	955,626
84,151	ST Modwen Properties PLC (Real Estate)	165,226
38,173	Travis Perkins PLC (Capital Goods)	528,730
415,387	TT electronics PLC (Technology Hardware & Equipment)	1,094,108
12,467	Valiant Petroleum PLC (Energy)*	81,774
34,765	Vectura Group PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	32,201
295,914	William Hill PLC (Consumer Services)	1,049,123
16,074	WS Atkins PLC (Commercial & Professional Services)	177,738
101,725	WSP Group PLC (Commercial & Professional Services)	400,345

		49,158,830

TOTAL COMMON STOCKS		$266,786,821

Investment Companies — 0.6%
Australia — 0.6%
266,206	Challenger Infrastructure Fund Class A	$318,007
573,072	Hastings Diversified Utilities Fund	1,266,412

TOTAL INVESTMENT COMPANIES		$1,584,419

Expiration
Units	Description	Month	Value
Right* — 0.0%
Cyprus — 0.0%
424,993	Bank of Cyprus PLC (Banks)	03/12	$—

Warrants* — 0.0%
France — 0.0%
13,992	Mersen (Capital Goods)	11/12	$—
Netherlands — 0.0%
34,444	Nieuwe Steen Investments NV (REIT)	04/13	—

TOTAL WARRANTS			$—

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$268,371,240

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) — 3.2%
Goldman Sachs Financial Square Money Market Fund — FST Shares
8,865,278	0.208%	$8,865,278

TOTAL INVESTMENTS — 101.6%		$277,236,518

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(4,307,799)

NET ASSETS — 100.0%		$272,928,719

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Represents an affiliated issuer.

(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2012.

Investment Abbreviations:
CVA	— Dutch Certification
IRL	— Ireland
REIT	— Real Estate Investment Trust
RSP	— Risparmio Shares
SDR	— Swedish Depositary Receipt
UK	— United Kingdom

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2012, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

EURO STOXX 50 Index	29	March 2012	$917,990	$69,527
FTSE 100 Index	5	March 2012	444,730	23,328
MSCI Singapore Index	1	February 2012	52,979	(21)
SPI 200 Index	1	March 2012	112,163	2,836
TSE TOPIX Index	6	March 2012	595,513	25,271

TOTAL				$120,941

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$262,939,500

Gross unrealized gain	35,828,595
Gross unrealized loss	(21,531,577)

Net unrealized security gain	$14,297,018

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management, L.P. (“GSAM”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange, the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; and trading halts or suspensions.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of January 31, 2012:

STRUCTURED EMERGING MARKETS EQUITY FUND

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$63,820,380	$222,542,139	(a)	$—
Securities Lending Reinvestment Vehicle	226,000	—		—

Total	$64,046,380	$222,542,139		$—

STRUCTURED INTERNATIONAL EQUITY FUND

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$75,353,553	$1,047,924,378	(a)	$—
Securities Lending Reinvestment Vehicle	18,220,856	—		—

Total	$93,574,409	$1,047,924,378		$—

Derivative Type

Assets
Futures Contracts(b)	$12,027	$—		$—

Liabilities
Futures Contracts(b)	$(70,913)	$—		$—

STRUCTURED INTERNATIONAL SMALL CAP FUND

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$—	$268,371,239	(a)	$—
Securities Lending Reinvestment Vehicle	8,865,278	—		—

Total	$8,865,278	$268,371,239		$—

Derivative Type

Assets
Futures Contracts(b)	$120,962	$—		$—

Liabilities
Futures Contracts(b)	$(21)	$—		$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b) Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and/or the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended January 31, 2012, the Structured International Equity and Structured International Small Cap Funds entered into futures contracts. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The following table sets forth, by certain risk types, the gross value of these derivative contracts for trading activities as of January 31, 2012. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets	Liabilities

Structured International Equity	Equity	$12,027	$(70,913)

Structured International Small Cap	Equity	120,962	(21)

Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within realized gain (loss) on foreign currency transactions.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
The Funds’ risks include, but are not limited to, the following:
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 29, 2012

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	March 29, 2012

* Print the name and title of each signing officer under his or her signature.